GOODWILL (Details) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012
Goodwill
Beginning balance	$ 2,079,460	$ 2,073,091
Addition	6,947,717
Exchange difference	6,913	6,369
Ending balance	9,034,090	2,079,460	2,073,091
Accumulated goodwill impairment
Beginning balance	(1,524,266)	(1,524,266)
Charge for the year			(139,660)
Ending balance	(1,524,266)	(1,524,266)	(1,524,266)
Goodwill, net	$ 7,509,824	$ 555,194